Taxes - Schedule of Expiration of Carry Forward Operating Loss (Details)	Dec. 31, 2024 USD ($)
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	$ 36,079,288
2025 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	299,120
2026 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	48,899
2027 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	958,815
2028 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	642,226
2029 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	5,538,046
2030 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss
2031 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss
2032 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	3,452,345
2033 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	8,484,877
2034 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	$ 16,654,960